Work in Progress, Net - Summary of Unbilled Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Unbilled Work In Progress [Line items]
Current, Work in Progress, net	S/ 28,538	S/ 61,804
Non-current, Work in Progress, net	32,212	28,413
Unbilled receivable concessions in progress [member]
Disclosure Of Unbilled Work In Progress [Line items]
Non-current, Work in Progress, net	32,212	28,413
Work in Progress [Member]
Disclosure Of Unbilled Work In Progress [Line items]
Current, Work in Progress, net	S/ 28,538	S/ 61,804